Concentration of Credit Risks - Committed Time Charter Income (Detail) - Fair Value, Concentration of Risk, Market Risk Management, Effects on Income or Net Assets [Member] - Time Charter [Member]
$ in Thousands
Dec. 31, 2018 USD ($)
Concentration Risk [Line Items]
2019:	$ 114,098
2020:	77,370
2021:	60,974
2022:	43,961
2023:	38,667
2024 onwards:	$ 69,810